Financial Instruments - Schedule of Credit Risk Exposure for Trade Receivables (Detail) - Credit risk [member] - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Credit Risk Exposure For Trade Receivables [Line Items]
Credit risk exposure for trade receivables	€ 113,518	€ 91,451	€ 79,128
UK, France, Germany and The Netherlands [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [Line Items]
Credit risk exposure for trade receivables	88,634	71,099	62,448
Rest of Europe [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [Line Items]
Credit risk exposure for trade receivables	23,995	19,807	16,246
Corporate [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [Line Items]
Credit risk exposure for trade receivables	€ 889	€ 545	€ 434